Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

Supplement dated October 14, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) and should be retained for future reference. The AST Academic Strategies Asset Allocation Portfolio (the Portfolio) referenced herein may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and the SAI.

The Board of Trustees of the Trust has approved: (i) adding Morgan Stanley Investment Management Inc. (MSIM) as subadviser to the global macro sleeve of the Portfolio; (ii) adding a style premia sleeve to the Portfolio to be managed by AQR Capital Management, LLC (AQR) and removing the diversified arbitrage sleeve of the Portfolio currently managed by AQR and CNH Partners, LLC (CNH); (iii) amending the subadvisory agreement with AQR and CNH to remove CNH as a subadviser to the Portfolio; (iv) amending the subadvisory agreement with First Quadrant, L.P. (FQ) to remove the global macro sleeve of the Portfolio; (v) terminating the subadvisory agreement with J.P. Morgan Investment Management, Inc. (J.P. Morgan) with respect to the long/short market neutral sleeve of the Portfolio; (vi) revising the non-fundamental investment strategies of the Portfolio; and (vii) and modifying the secondary blended benchmark of the Portfolio.

These changes are expected to become effective on or about January 23, 2017. AlphaSimplex Group, LLC, CoreCommodity Management, LLC, Jennison Associates LLC, Pacific Investment Management Company, LLC, Western Asset Management Company/Western Asset Management Company, Limited, and Quantitative Management Associates LLC will continue to serve as the Portfolio’s other subadvisers.

To reflect these changes, the Prospectus and the SAI are revised as follows, effective on January 23, 2017:

I.	All references to CNH and J.P. Morgan with respect to the Portfolio are hereby deleted from the Prospectus and the SAI, solely as such disclosure pertains to the Portfolio.

II.	The third and fourth paragraph in the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – Past Performance” section of the Prospectus relating to the Portfolio are hereby deleted and replaced with the following:

The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which includes stocks of companies with similar investment objectives. The Portfolio’s custom blended index consists of the Russell 3000 Index (20%), MSCI EAFE Index (20%), Bloomberg Barclays US Aggregate Bond Index (28%), Bloomberg Commodity Index (8%), and BofA Merrill Lynch 90-Day US Treasury Bill Index (15%), and Dow JonesWilshire REIT Index (9%). Prudential Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: The Academic Strategies Asset Allocation Portfolio added and removed subadvisers and investment strategies, effective January 23, 2017. The performance figures prior to January 23, 2017 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.

III.	The Index table in the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – Past Performance” section of the Prospectus relating to the Portfolio is hereby deleted and replaced with the following Index table:

Index	1 Year	5 Years	10 Years
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	1.39%	12.55%	7.30%
Blended Index (Blended Index prior to January 23, 2017) (reflects no deduction for fees, expenses or taxes)	- 1.78%	4.08%	4.16%
Blended Index (Blended Index as of January 23, 2017) (reflects no deduction for fees, expenses or taxes)	- 1.28%	4.35%	4.34%
* Information as of December 31, 2015.
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

Supplement dated October 14, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) and should be retained for future reference. The AST Academic Strategies Asset Allocation Portfolio (the Portfolio) referenced herein may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and the SAI.

The Board of Trustees of the Trust has approved: (i) adding Morgan Stanley Investment Management Inc. (MSIM) as subadviser to the global macro sleeve of the Portfolio; (ii) adding a style premia sleeve to the Portfolio to be managed by AQR Capital Management, LLC (AQR) and removing the diversified arbitrage sleeve of the Portfolio currently managed by AQR and CNH Partners, LLC (CNH); (iii) amending the subadvisory agreement with AQR and CNH to remove CNH as a subadviser to the Portfolio; (iv) amending the subadvisory agreement with First Quadrant, L.P. (FQ) to remove the global macro sleeve of the Portfolio; (v) terminating the subadvisory agreement with J.P. Morgan Investment Management, Inc. (J.P. Morgan) with respect to the long/short market neutral sleeve of the Portfolio; (vi) revising the non-fundamental investment strategies of the Portfolio; and (vii) and modifying the secondary blended benchmark of the Portfolio.

These changes are expected to become effective on or about January 23, 2017. AlphaSimplex Group, LLC, CoreCommodity Management, LLC, Jennison Associates LLC, Pacific Investment Management Company, LLC, Western Asset Management Company/Western Asset Management Company, Limited, and Quantitative Management Associates LLC will continue to serve as the Portfolio’s other subadvisers.

To reflect these changes, the Prospectus and the SAI are revised as follows, effective on January 23, 2017:

I.	All references to CNH and J.P. Morgan with respect to the Portfolio are hereby deleted from the Prospectus and the SAI, solely as such disclosure pertains to the Portfolio.

II.	The third and fourth paragraph in the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – Past Performance” section of the Prospectus relating to the Portfolio are hereby deleted and replaced with the following:

The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which includes stocks of companies with similar investment objectives. The Portfolio’s custom blended index consists of the Russell 3000 Index (20%), MSCI EAFE Index (20%), Bloomberg Barclays US Aggregate Bond Index (28%), Bloomberg Commodity Index (8%), and BofA Merrill Lynch 90-Day US Treasury Bill Index (15%), and Dow JonesWilshire REIT Index (9%). Prudential Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: The Academic Strategies Asset Allocation Portfolio added and removed subadvisers and investment strategies, effective January 23, 2017. The performance figures prior to January 23, 2017 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.

III.	The Index table in the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – Past Performance” section of the Prospectus relating to the Portfolio is hereby deleted and replaced with the following Index table:

Index	1 Year	5 Years	10 Years
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	1.39%	12.55%	7.30%
Blended Index (Blended Index prior to January 23, 2017) (reflects no deduction for fees, expenses or taxes)	- 1.78%	4.08%	4.16%
Blended Index (Blended Index as of January 23, 2017) (reflects no deduction for fees, expenses or taxes)	- 1.28%	4.35%	4.34%
* Information as of December 31, 2015.